Commitments and Contingencies (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 11, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Fair value of guarantees under commercial and standby letters of credit				$ 2.1	$ 1.6
Loss Contingencies [Line Items]
Loss recognized				$ 11.7
Settled Litigation
Loss Contingencies [Line Items]
Loss recognized	$ 11.7
Pending Litigation
Loss Contingencies [Line Items]
Accrual for potential loss		$ 5.7	$ 6.0